UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
    ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from February 01, 2026 through February 28, 2026
___________________________

Commission File Numbers: 333-141703-02	Commission File Number: 333-205455	Commission File Numbers: N/A
Central Index Key Number: 0001407200	Central Index Key Number: 0001645731	Central Index Key Number: 0000047288
DISCOVER CARD EXECUTION NOTE TRUST	DISCOVER FUNDING LLC	CAPITAL ONE, NATIONAL ASSOCIATION (as successor by merger to Discover Bank)
(Exact name of the issuing entity in respect of the Notes as specified in its charter)	(Exact name of the depositor as specified in its charter)	(Exact name of the sponsor as specified in its charter)
Delaware	Delaware	National banking association
(State or jurisdiction of incorporation or organization of the issuing entity)	(State or jurisdiction of incorporation or organization of the depositor)	(State or jurisdiction of incorporation or organization of the sponsor)
c/o Discover Funding LLC 800 Prides Crossing Suite 100 Newark, Delaware 19713	800 Prides Crossing, Suite 100 Newark, Delaware 19713	1680 Capital One Drive, McLean, Virginia 22102
(Address of principal executive offices of the issuing entity)	(Address of principal executive offices of the depositor)	(Address of principal executive offices of the sponsor)
Not applicable	47-4047337
(I.R.S. Employer Identification No. of the issuing entity)	(I.R.S. Employer Identification No. of the depositor)

Eric D. Bauder
Assistant Vice President, Treasurer
Discover Funding LLC
703-720-3148
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes: [_X_] No: [___].
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Discover Funding LLC, as depositor for Discover Card Execution Note Trust, filed Form ABS-15G on February 13, 2026 in respect of the credit card receivables held by Discover Card Master Trust I for the period from January 1, 2025 to December 18, 2025. The CIK number of Discover Funding LLC is 0001645731.
The information required by Items 1121(a) and 1121(b) of Regulation AB in respect of the defeasance collateral held by Discover Card Execution Note Trust is provided in the report attached hereto as Exhibit 99.1.
Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Nothing to report.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.

Owner Trustee Litigation

During the monthly distribution period, to the best of Wilmington Trust Company’s (“WTC”) knowledge, there were no legal proceedings pending against WTC or of which any property of WTC was the subject, which would be material to security holders, nor were any such material proceedings known to be contemplated by any governmental authorities.

On February 3, 2026, certain investors served Wilmington Trust, National Association (“WTNA”), an affiliate of WTC, with a civil complaint, filed in the Supreme Court of the State of New York, County of New York, for an unspecified amount of damages arising from alleged breaches of contract and duties related to WTNA’s roles as custodian and indenture trustee for certain Tricolor Holdings, LLC asset-backed securitization transactions. The plaintiffs generally assert causes of action related to WTNA’s purported failure to comply with certain provisions related to waterfall payments, servicing transition costs and post-event of default duties and related to WTNA’s purported failure to perform certain actions as custodian with respect to the related receivables. WTNA intends to vigorously defend itself against this legal action. WTNA does not believe that the ultimate resolution of this proceeding will have a materially adverse effect on the corporate trust services it provides.

WTC has provided us with the information under the caption “Owner Trustee Litigation” immediately above in response to the requirements of Regulation AB. Neither Capital One, National Association nor its affiliates is a party to such litigation. Other than the information regarding owner trustee litigation immediately above, WTC has not participated in the preparation of, and is not responsible for, any other information contained in this Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.

Nothing to report.

Item 4. Defaults Upon Senior Securities.

Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.
Not applicable.
Item 7. Change in Sponsor Interest in the Securities.
Nothing to report.

Item 8. Significant Enhancement Provider Information.

Not applicable.

Item 9. Other Information.

Nothing to report.

Item 10. Exhibits.

Exhibit No.        Description

99.1     Monthly Servicer Certificate

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 16, 2026

DISCOVER FUNDING LLC (as Depositor for Discover Card Execution Note Trust)

By:	/s/ Eric D. Bauder
Name:	Eric D. Bauder
Title:	Assistant Vice President, Treasurer